STOCKHOLDERS' EQUITY - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Jan. 01, 2026	Jan. 01, 2025	Apr. 30, 2024	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2021	Nov. 30, 2022
Class of Stock [Line Items]
Common stock, shares authorized (in shares)				200,000,000			200,000,000		200,000,000	200,000,000
Common stock, shares outstanding (in shares)				5,306,894			5,306,894		5,283,321	5,188,743
Common stock, shares issued (in shares)				5,306,894			5,306,894		5,283,321	5,188,743
Preferred stock, shares authorized (in shares)				50,000,000			50,000,000		50,000,000	50,000,000
Preferred stock, shares outstanding (in shares)				0			0		0	0
Weighted average grant date fair value (in dollars per share)							$ 3.6	$ 4.96	$ 4.92	$ 11.78
Intrinsic value of stock options vested									$ 0
Unrecognized share-based compensation expense				$ 1,800			$ 1,800		$ 2,800
Total unrecognized compensation costs, weighted average period for recognition							1 year 8 months 12 days		1 year 10 months 24 days
Share-based compensation				424		$ 1,614	$ 1,037	$ 3,493	$ 5,314	$ 7,993
Outstanding, Aggregate Intrinsic Value				2,348			2,348		89	$ 0
Options exercisable, Aggregate Intrinsic Value				$ 1,300	$ 1,260		$ 1,300		$ 0
Share Price				$ 16			$ 16		$ 5.49
Restricted Stock Awards
Class of Stock [Line Items]
Unrecognized share-based compensation expense, restricted stock awards									$ 0
Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Total unrecognized compensation costs, weighted average period for recognition							1 year 10 months 24 days		2 years 4 months 24 days
Unrecognized share-based compensation expense, restricted stock units				$ 200			$ 200		$ 300
2021 Equity Incentive Plan
Class of Stock [Line Items]
Percentage of number of shares of common stock outstanding											5.00%
Number of shares increased (in shares)	264,166	259,438							259,438	236,434
Shares reserved for future issuance (in shares)				1,501,008			1,501,008		1,257,573		680,043
Shares available for future issuance (in shares)				846,407			846,407		590,690
2021 Employee Stock Purchase Plan
Class of Stock [Line Items]
Common stock issuable (in shares)											36,415
Percentage of number of shares of common stock outstanding									1.00%		1.00%
Number of shares increased (in shares)		0
Shares available for future issuance (in shares)				91,479			91,479		94,281
Common stock shares outstanding (in shares)				72,831			72,831		72,831
Shares issued (in shares)							2,802	4,375	7,258	7,603
Share-based compensation arrangement by share-based payment award, purchase price of common stock, percent					85.00%		85.00%		85.00%
Share-based compensation									$ 16	$ 100
Follow-on Offering | Pre-Funded Warrants
Class of Stock [Line Items]
Number of securities called by warrants or rights (in shares)				416,673		416,673	416,673	416,673				416,673
Common stock price per share (in dollars per share)												$ 47.9992
Pre-funded warrants exercise price (in dollars per share)												$ 0.0008
Percent excess limit							9.99%		9.99%
Days of notice							61 days		61 days
Percentage of common stock beneficially owned not exceed							19.99%		19.99%
Securities Purchase Agreement | Johnson & Johnson
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)			454,545
Sale of stock, price per share (in dollars per share)			$ 14.56
Sale of stock, premium on stock price (as a percent)			10.00%
Gross proceeds			$ 6,600